UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Allocation Series

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of May 31, 2006 (Unaudited)

DWS Growth Allocation Fund

(formerly Scudder Pathway Growth Portfolio)

	Shares	Value ($)

Equity Funds 74.9%
DWS Blue Chip Fund "Institutional"	1,041,886	22,004,641
DWS Capital Growth Fund "Institutional"	2,433	113,366
DWS Commodity Securities Fund "Institutional"	238,975	2,991,971
DWS Communications Fund "Institutional"	43,834	894,220
DWS Dreman Concentrated Value Fund "Institutional"	182,687	1,952,924
DWS Dreman High Return Equity Fund "I"	64,838	3,011,736
DWS Dreman Mid Cap Value Fund "Institutional"	104,484	1,137,834
DWS Dreman Small Cap Value Fund "I"	15,658	603,144
DWS Emerging Markets Equity Fund "S"	95,012	2,202,383
DWS Equity 500 Index Fund "Institutional"	524,864	75,737,931
DWS Equity Partners Fund "Institutional"	418,982	12,125,344
DWS Europe Equity Fund "Institutional"	201,208	6,919,557
DWS Global Thematic Fund "S"	376	12,746
DWS Growth & Income Fund "Institutional"	790,312	17,173,479
DWS Health Care Fund "Institutional"	35,436	857,909
DWS International Equity Fund "Institutional"	10,170	139,437
DWS International Fund "Institutional"	57,633	3,188,831
DWS International Select Equity Fund "Premier"	428,351	5,238,731
DWS Japan Equity Fund "S"	161,667	2,892,229
DWS Large Cap Value Fund "Institutional"	1,049,763	23,693,155
DWS Large Company Growth Fund "Institutional"	583,835	14,630,909
DWS Micro Cap Fund "Institutional"	19,933	421,776
DWS RREEF Real Estate Securities Fund "Institutional"	108,979	2,409,536
DWS Small Cap Core Fund "S"	593,363	14,181,365
DWS Small Cap Growth Fund "Institutional"	110,263	2,770,904
DWS Small Cap Value Fund "S"	219,129	5,763,091
DWS Technology Fund "Institutional"	73,151	808,320

Total Equity Funds (Cost $195,679,592)		223,877,469
Fixed Income Funds 10.7%
DWS Core Fixed Income Fund "Institutional"	2,734,520	28,603,081
DWS Core Plus Income Fund "Institutional"	1,734	21,412
DWS Emerging Markets Fixed Income Fund "S"	1,574	17,708
DWS GNMA Fund "S"	1,030	14,824
DWS High Income Fund "Institutional"	383,841	2,065,064
DWS High Income Plus Fund "Premier"	173,201	1,318,057

Total Fixed Income Funds (Cost $32,647,567)		32,040,146
Money Market Funds 0.0%
DWS Cash Investment Trust "S"	7,921	7,921
DWS Money Market Series "Institutional"	23,424	23,424

Total Money Market Funds (Cost $31,345)		31,345
Cash Equivalents 14.7%
Cash Management QP Trust, 5.01% (a) (Cost $43,785,638)	43,785,638	43,785,638

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 272,144,142)	100.3	299,734,598
Other Assets and Liabilities, Net	(0.3)	(952,211)

Net Assets	100.0	298,782,387

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Growth Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Growth Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 July 24, 2006